Fair value measurements - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Derivative
Number of interest rate derivatives held by the Company	2
Interest Rate Swap A
Derivative
Derivative Asset Notional Amount	$ 26,840
Interest Rate Swap B
Derivative
Derivative Asset Notional Amount	$ 28,628